SUPPLEMENTAL CASH FLOW DISCLOSURES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Debt settlement, amount	$ 344,354
Debt settlement, shares issued	111,082
Gai on settlement of debt	$ 28,614
Accounts payable		$ 822,003
Subscription receivable		153,566
Convertible Debentures [member]
IfrsStatementLineItems [Line Items]
Debt settlement, amount		$ 740,000
Vital Intelligence Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,200,000
[custom:WarrantsExercisePrice-0]			$ 13.35
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		400,000	15,000
Price per share		$ 2.50
Common Shares One [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			356,901
Fair value of investments other comprehensive loss			$ 332,640